Segment information (Revenue, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
REVENUES	$ 51	$ 5,069	$ 1,921
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
REVENUES	42	751	1,184
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
REVENUES	$ 9	$ 4,318	$ 737